CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating costs	$ 5,329,281	$ 499,845
Loss from operations	(5,329,281)	(499,845)
Other income (expense):
Interest income	4,281	892,590
Unrealized gain on marketable securities held in Trust Account		881,891
Change in fair value of warrant liabilities	(25,593,750)	7,668,750
Other income (expense)	(25,589,469)	9,443,231
Net loss	$ (30,918,750)	$ 8,943,386
Weighted average redeemable ordinary shares outstanding, basic and diluted (in Shares)	23,470,955	24,391,533
Basic and diluted net income per redeemable ordinary share (Note 3) (in Dollars per share)		$ 0.03
Weighted average non-redeemable ordinary shares outstanding, basic and diluted (in Shares)	12,466,545	11,545,967
Basic and diluted net income (loss) per non-redeemable ordinary share (Note 3) (in Shares)	(2.48)	0.71